PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
8.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2010	2011

Prepaid for building construction project	—	6,197
Prepaid rentals	1,195	1,705
Advances to employees	790	397
Performance security deposit	757	105
Option exercise receivable	642	43
Interests receivable	347	801
Advance to suppliers	136	323
Prepaid insurance premium	85	708
Prepaid for income tax	—	616
Other prepaid expenses	908	1,970

Total	4,860	12,865

Prepaid for building construction project represented a prepayment for construction service provided by a supplier, which is expected to be transferred to construction in progress in 2012.

Performance security deposit represented an IT service contract performance deposit paid at the request of one of the Group’s customers, which is expected to be returned when the related contract is completed in 2012.

Other prepaid expenses primarily consisted of prepaid miscellaneous selling, general and administrative expenses.